10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2022
	Amounts paid or payable	Option based payment	Expense Amounts	Owed at year end
To a director for:
investor relations	$132,000	$1,094,123	$20,177	$12,919
consulting (a)	5,400	158,060	1,904	-

To an officer (b)	39,225	355,836	2,628	1,549

	$176,625	$1,608,019	$24,709	$14,468

	2021
	Amounts paid or payable	Option based payment	Expense Amounts	Owed at year end
To a director for:
investor relations	$132,000	$221,193	$15,997	$12,246
consulting (a)	675	-	-	-

To an officer (b)	40,725	-	415	1,732

	$173,400	$221,193	$16,412	$13,978

	2020
	Amounts paid or payable	Option based payment	Expense Amounts	Owed at year end
To a director for:
investor relations	$231,000	$545,662	$41,973	$16,980
consulting (a)	900	-	-	-

To an officer (b)	42,313	-	500	2,218

	$274,213	$545,662	$42,473	$13,978